Receivables and Other Assets - Components of Receivables Included in Balance Sheet (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member] | U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Development recovery receivables prime plus variable interest rate	0.50%	0.50%
Minimum [Member] | Canada [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
VTB collection terms range	6 months
VTB prime plus variable interest rate	3.00%	3.00%
Maximum [Member] | U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Development recovery receivables fixed interest rate	6.00%	6.00%
Maximum [Member] | Canada [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
VTB collection terms range	3 years
Fixed interest rate	6.00%	6.00%